NATIONWIDE VARIABLE INSURANCE TRUST
BlackRock NVIT Managed Global Allocation Fund

Supplement dated July 7, 2017
to the Statement of Additional Information ("SAI") dated May 1, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.	Effective June 30, 2017:

a.	All references to, and information regarding, Thomas R. Hickey, Jr., in Appendix C only are deleted in their entirety.

b.	The subsection "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund as of May 31, 2017
Nationwide Fund Advisors
Keith P. Robinette, CFA	BlackRock NVIT Managed Global Allocation Fund	None
Andrew Urban, CFA	BlackRock NVIT Managed Global Allocation Fund	None

c. The subsection "Other Managed Accounts" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of May 31, 2017
Nationwide Fund Advisors
Keith P. Robinette, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $ 0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Andrew Urban, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $ 0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

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